Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 746,256	₩ 695,868	₩ 719,412
Adjustments to reconcile net income
Income tax expense	285,349	320,060	314,565
Interest income	(291,425)	(303,722)	(265,817)
Interest expense	265,035	278,975	296,894
Dividends income	(4,442)	(3,408)	(2,910)
Depreciation	2,635,307	2,567,754	2,735,413
Amortization of intangible assets	628,154	660,705	629,526
Depreciation of right-of-use assets	404,175	442,629
Provision for severance benefits	255,615	256,525	245,926
Impairment losses on trade receivables	139,957	60,193	113,064
Share of net profit or loss of associates and joint ventures	(18,041)	3,252	5,912
Loss(gain) on disposal of associates and joint ventures	111	30	(3,737)
Loss(gain) on disposal of right-of-use assets	2,047	1,556
Impairment losses on assets held for sale		7,586
Loss on disposal of property and equipment and investment in properties	55,590	49,284	68,688
Loss(gain) on disposal of intangible assets	246	(1,248)	(4,256)
Loss on impairment of intangible assets	211,636	61,899	12,997
Loss(gain) on foreign currency translation	(138,011)	75,998	68,952
Loss(gain) on valuation and settlement of derivatives, net	155,600	(70,482)	(92,210)
Loss(gain) on disposal of financial assets at fair value through profit or loss	329	(5,115)	(1,712)
Gain on valuation of financial assets at fair value through profit or loss	(59,044)	(4,335)	(10,768)
Loss(gain) on disposal of financial assets at amortized cost	(138)	43	(44)
Others	127,949	143,500	(55,969)
Changes in operating assets and liabilities
Decrease(increase) in trade receivables	66,462	(433,292)	(81,217)
Decrease(increase) in other receivables	685,209	(79,130)	356,643
Decrease(increase) in other current assets	9,089	984	(123,258)
Decrease(increase) in other non-current assets	(86,039)	(178,180)	19,556
Decrease(increase) in inventories	288,507	240,488	(480,543)
Increase(decrease) in trade payables	(135,760)	44,354	(167,841)
Decrease in other payables	(1,232,646)	(102,375)	(448,301)
Increase in other current liabilities	127,076	43,384	291,548
Increase(decrease) in other non-current liabilities	(56,319)	(199,547)	144,072
Decrease(Increase) in provisions	2,264	(12,164)	85,946
Decrease(Increase) in deferred revenue	(1,948)	641	48,201
Increase in plan assets	(136,336)	(375,499)	(53,301)
Payment of severance benefits	(186,520)	(119,716)	(153,209)
Cash generated from operations (1+2+3)	₩ 4,745,293	₩ 4,058,065	₩ 4,212,222